Trade and other receivables - Additional Information (Detail) - GBP (£)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Trade And Other Receivables [Line Items]
Increase in expected credit losses on receivables due from customers	£ 213,000,000	£ 95,000,000	£ 129,000,000
Cash collateral held against trade and other receivables	0	9,000,000	6,000,000
Financial assets impaired
Disclosure Of Trade And Other Receivables [Line Items]
Gross trade receivables specifically impaired	34,000,000	£ 57,000,000	£ 124,000,000
Specific Items
Disclosure Of Trade And Other Receivables [Line Items]
Increase in expected credit losses on receivables due from customers	£ 67,000,000